Submission	May 13, 2026
Submission [Line Items]
Central Index Key	0002082866
Registrant Name	Pinnacle Financial Partners, Inc.
Registration File Number	333-292560
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES